SELECTED CONSOLIDATED STATEMENTS OF INCOME DATA (Schedule of other operating expenses (income), net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Capital gain from disposal of property		$ 0	$ 0	$ (2,084)
Arbitrations and legal proceedings in Peru, net		(3,374)	(13,305)	(2,962)
Income, net from changes in fair value of earn-out considerations and Holdback Amount		(5,828)	(1,803)	(361)
Income from legal proceedings in the Philippines, net		0	0	(5,357)
Mergers and acquisitions related expenses		4,620	3,684	1,550
Indirect tax related expenses		0	3,349	0
Other, net		1,376	1,324	443
Other operating income, net	[1]	$ (3,206)	$ (6,751)	$ (8,771)

[1]	See Note 14